3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (l) Financial instruments and risk management (Policies)	12 Months Ended
Jan. 31, 2018
Policies
(l) Financial instruments and risk management

(l)        Financial instruments and risk management

Financial instruments of the Company carried on the Statements of Financial Position are carried at amortized cost with the exception of cash, which is carried at fair value.  There are no significant differences between the carrying value of financial instruments and their estimated fair values as at January 31, 2018 due to the immediate or short-term maturities of the financial instruments.

The Company classifies its fair value measurements according to the following hierarchy:

•         Level 1 – quoted prices in active markets for identical financial instruments.

•         Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant and significant value drivers are observable in active markets.

•         Level 3 – valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company’s cash and cash equivalents have been assessed on the fair value hierarchy described above and classified as Level 1.